IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Exposure to Credit Risk

Exposure to credit risk

$ millions, as at	2019 Jul. 31	2018 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$176,601	$151,299
Undrawn commitments	52,036	50,797
Repo-style transactions	160,219	137,759
Other off-balance sheet	77,334	80,502
OTC derivatives	26,758	21,621
Gross exposure at default (EAD) on business and government portfolios	492,948	441,978
Less: Collateral held for repo-style transactions	148,115	125,368
Net EAD on business and government portfolios	344,833	316,610
Retail portfolios – advanced internal ratings-based approach
Drawn	254,758	259,128
Undrawn commitments	72,505	73,954
Other off-balance sheet	309	286
Gross EAD on retail portfolios	327,572	333,368
Standardized portfolios	62,256	51,983
Securitization exposures	10,847	13,661
Gross EAD	$893,623	$840,990
Net EAD	$745,508	$715,622

Summary of Risk Measurement

The following table shows the rating profile of OTC derivative mark-to-market (MTM) receivables:

$ billions, as at	2019 Jul. 31		2018 Oct. 31
	Exposure (1)
Investment grade	$4.94	84.0%	$6.78	87.3%
Non-investment grade	0.93	15.8	0.97	12.5
Watch list	0.01	0.2	0.01	0.1
Default	–	–	0.01	0.1
	$5.88	100.0%	$7.77	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks

							As at or for the three months ended		As at or for the nine months ended
$ millions				2019 Jul. 31		2019 Apr. 30		2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$8.4	$4.0	$6.2	$5.2	$4.6	$4.2	$4.5	$4.7	$4.5	$4.4
Credit spread risk	1.6	0.9	1.6	1.2	1.4	1.3	1.0	1.2	1.3	1.0
Equity risk	10.4	1.7	2.3	3.0	1.8	3.2	2.9	2.5	3.2	2.8
Foreign exchange risk	4.3	0.8	3.4	2.5	1.2	1.4	1.2	1.1	1.8	1.9
Commodity risk	5.0	1.6	3.2	2.9	2.1	1.8	1.9	1.5	2.1	1.9
Debt specific risk	2.4	1.5	1.9	1.8	1.6	1.7	2.3	1.8	1.7	1.5
Diversification effect (1)	n/m	n/m	(13.3)	(10.9)	(8.8)	(8.5)	(7.9)	(7.7)	(9.2)	(8.1)
Total VaR (one-day measure)	$10.8	$3.6	$5.3	$5.7	$3.9	$5.1	$5.9	$5.1	$5.4	$5.4
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities

Stressed VaR by risk type – trading portfolio

							As at or for the three months ended		As at or for the nine months ended
$ millions				2019 Jul. 31		2019 Apr. 30		2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$30.9	$12.6	$14.4	$19.4	$15.8	$18.5	$14.1	$18.8	$17.9	$18.4
Credit spread risk	14.7	8.2	9.9	12.0	13.5	13.5	11.3	11.3	13.0	9.1
Equity risk	20.2	1.4	3.1	3.4	1.5	2.9	3.2	4.1	3.8	3.4
Foreign exchange risk	29.5	5.1	7.2	13.5	16.7	10.3	8.8	5.2	10.4	6.3
Commodity risk	9.6	2.3	6.6	5.6	3.5	2.7	2.6	2.3	3.7	2.7
Debt specific risk	5.9	4.1	5.5	5.0	5.3	5.4	5.1	5.3	5.5	4.3
Diversification effect (1)	n/m	n/m	(33.4)	(42.1)	(46.8)	(42.1)	(34.7)	(32.5)	(38.9)	(30.8)
Stressed total VaR (one-day measure)	$47.1	$7.5	$13.3	$16.8	$9.5	$11.2	$10.4	$14.5	$15.4	$13.4
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities

Incremental risk charge – trading portfolio

							As at or for the three months ended		As at or for the nine months ended
$ millions				2019 Jul. 31		2019 Apr. 30		2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$268.8	$164.1	$203.5	$191.1	$200.2	$194.9	$142.4	$154.6	$193.3	$139.6
Migration risk	111.2	77.3	95.0	93.0	80.5	69.0	57.8	61.3	73.3	61.3
IRC (one-year measure) (1)	$371.4	$253.0	$298.5	$284.1	$280.7	$263.9	$200.2	$215.9	$266.6	$200.9
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures

Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2019 Jul. 31		2019 Apr. 30		2018 Jul. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$191	$35	$289	$18	$185	$30
Increase (decrease) in present value of shareholders’ equity	(515)	(267)	(455)	(215)	(348)	(240)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(239)	(58)	(346)	(30)	(266)	(64)
Increase (decrease) in present value of shareholders’ equity	408	115	348	72	257	263
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources

Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2019	Cash and deposits with banks	$16,699	$–	$16,699	$679	$16,020
Jul. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	81,471	79,215	160,686	93,232	67,454
	Other debt securities	6,573	2,722	9,295	2,331	6,964
	Equities	27,746	18,606	46,352	22,786	23,566
	Canadian government guaranteed National Housing Act mortgage-backed securities	43,621	1,047	44,668	12,231	32,437
	Other liquid assets (2)	10,143	372	10,515	6,533	3,982
		$186,253	$101,962	$288,215	$137,792	$150,423
2018	Cash and deposits with banks	$17,691	$–	$17,691	$686	$17,005
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	67,478	74,933	142,411	75,431	66,980
	Other debt securities	6,684	2,092	8,776	1,240	7,536
	Equities	25,018	20,641	45,659	27,859	17,800
	Canadian government guaranteed National Housing Act mortgage-backed securities	39,465	834	40,299	10,182	30,117
	Other liquid assets (2)	6,500	1,598	8,098	6,621	1,477
		$162,836	$100,098	$262,934	$122,019	$140,915
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values

The following table provides the contractual maturity profile of our on-balance sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at July 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$3,941	$–	$–	$–	$–	$–	$–	$–	$–	$3,941
Interest-bearing deposits with banks	12,758	–	–	–	–	–	–	–	–	12,758
Securities	3,691	3,872	2,004	3,578	2,737	9,799	39,220	26,357	28,441	119,699
Cash collateral on securities borrowed	4,899	–	–	–	–	–	–	–	–	4,899
Securities purchased under resale agreements	33,757	9,843	5,479	1,098	346	–	–	–	–	50,523
Loans
Residential mortgages	2,717	5,434	10,316	10,947	16,188	48,698	103,890	8,870	471	207,531
Personal	524	510	879	1,097	1,076	184	2,389	2,853	34,110	43,622
Credit card	267	533	800	800	800	3,200	6,299	–	–	12,699
Business and government	14,138	4,210	4,862	4,156	6,607	16,984	39,829	13,492	19,402	123,680
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,771)	(1,771)
Derivative instruments	4,179	2,797	2,042	1,065	760	2,640	3,518	7,581	–	24,582
Customers’ liability under acceptances	8,488	1,160	22	7	2	–	–	–	–	9,679
Other assets	–	–	–	–	–	–	–	–	30,680	30,680
	$89,359	$28,359	$26,404	$22,748	$28,516	$81,505	$195,145	$59,153	$111,333	$642,522
October 31, 2018	$71,919	$28,094	$22,273	$28,495	$19,833	$83,405	$187,178	$53,821	$102,081	$597,099
Liabilities
Deposits (1)	$27,592	$30,225	$39,520	$29,740	$26,663	$28,864	$47,519	$10,523	$240,398	$481,044
Obligations related to securities sold short	13,543	–	–	–	–	–	–	–	–	13,543
Cash collateral on securities lent	1,917	–	–	–	–	–	–	–	–	1,917
Obligations related to securities sold under repurchase agreements	43,386	4,551	1,918	–	242	–	–	–	–	50,097
Derivative instruments	3,948	3,136	2,462	1,219	1,041	3,203	3,913	6,973	–	25,895
Acceptances	8,549	1,160	22	7	2	–	–	–	–	9,740
Other liabilities	–	–	–	–	–	–	–	–	16,656	16,656
Subordinated indebtedness	–	–	–	–	–	–	–	5,620	–	5,620
Equity	–	–	–	–	–	–	–	–	38,010	38,010
	$98,935	$39,072	$43,922	$30,966	$27,948	$32,067	$51,432	$23,116	$295,064	$642,522
October 31, 2018	$78,258	$33,933	$36,399	$32,776	$27,726	$29,779	$56,793	$19,607	$281,828	$597,099
(1)

Comprises $175.2 billion (October 31, 2018: $163.9 billion) of personal deposits of which $163.3 billion (October 31, 2018: $153.2 billion) are in Canada and $11.9 billion (October 31, 2018: $10.7 billion) are in other countries; $293.1 billion (October 31, 2018: $282.7 billion) of business and government deposits and secured borrowings of which $214.5 billion (October 31, 2018: $211.9 billion) are in Canada and $78.6 billion (October 31, 2018: $70.8 billion) are in other countries; and $12.7 billion (October 31, 2018: $14.4 billion) of bank deposits of which $6.0 billion (October 31, 2018: $5.9 billion) are in Canada and $6.7 billion (October 31, 2018: $8.5 billion) are in other countries.

Summary of Off-Balance Sheet Credit Related Commitments

The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at July 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	No specified maturity (1)	Total
Securities lending (2)	$37,940	$5,445	$3,583	$–	$–	$–	$–	$–	$–	$46,968
Unutilized credit commitments	959	6,042	2,046	2,713	4,772	13,513	49,103	2,304	155,835	237,287
Backstop liquidity facilities	–	10	9,571	331	561	384	–	13	–	10,870
Standby and performance letters of credit	1,593	1,514	3,410	2,010	3,377	432	826	101	–	13,263
Documentary and commercial letters of credit	67	134	36	11	3	2	4	1	–	258
	$40,559	$13,145	$18,646	$5,065	$8,713	$14,331	$49,933	$2,419	$155,835	$308,646
October 31, 2018	$43,053	$22,587	$11,367	$6,716	$4,879	$11,622	$47,445	$2,449	$150,139	$300,257
(1)	Includes $121.0 billion (October 31, 2018: $116.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.9 billion (October 31, 2018: $2.7 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs

The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at July 31, 2019	Less than 1 month	1 – 3 months	3 – 6 months	6 – 9 months	9 – 12 months	1 – 2 years	2 – 5 years	Over 5 years	Total
Operating leases (1)	$43	$85	$128	$128	$126	$530	$1,305	$3,283	$5,628
Purchase obligations (2)	85	240	181	200	173	449	617	86	2,031
Pension contributions (3)	–	–	–	–	–	–	–	–	–
Underwriting commitments	21	–	–	–	–	–	–	–	21
Investment commitments	–	–	5	–	2	4	4	230	245
	$149	$325	$314	$328	$301	$983	$1,926	$3,599	$7,925
October 31, 2018	$331	$304	$370	$347	$342	$970	$1,964	$3,751	$8,379
(1)	Includes rental payments, related taxes and estimated operating expenses.
(2)

Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)

Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.